Long-Term Debt (Details) (USD $)						1 Months Ended		7 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended													12 Months Ended						1 Months Ended	20 Months Ended													1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fixed principal repayments	Dec. 31, 2013 variable principal payments	Dec. 31, 2013 Final payment due on December 31, 2018	Jan. 31, 2011 Bank agreement	Aug. 31, 2010 Bank agreement	Mar. 04, 2011 Bank agreement	Dec. 31, 2013 Bank agreement	Jan. 31, 2011 Previously Existing Credit Facilities	Aug. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2013 January 2011 Credit Facility	Dec. 31, 2013 January 2011 Credit Facility Bank agreement	Dec. 31, 2013 Hyundai Samho vendor financing	Dec. 31, 2012 Hyundai Samho vendor financing	Dec. 31, 2013 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2013 The Royal Bank of Scotland January 2011 Credit Facility	Dec. 31, 2012 The Royal Bank of Scotland January 2011 Credit Facility	Dec. 31, 2013 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2013 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2013 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2013 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2013 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Mar. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Mar. 04, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank January 2011 Credit Facility	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank January 2011 Credit Facility	Dec. 31, 2013 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2013 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2013 ABN Amro-Lloyds TSB-National Bank of Greece January 2011 Credit Facility	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece January 2011 Credit Facility	Dec. 31, 2013 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jan. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Aug. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2013 Club Facility January 2011 Credit Facility	Dec. 31, 2012 Club Facility January 2011 Credit Facility	Dec. 31, 2013 Citi-Eurobank January 2011 Credit Facility	Dec. 31, 2012 Citi-Eurobank January 2011 Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt														$ 786,956,945			$ 683,614,000	$ 686,800,000	$ 94,245,000	$ 100,000,000	$ 31,163,000	$ 35,000,000	$ 28,942,000	$ 39,311,000	$ 68,109,000	$ 79,359,000	$ 177,968,000	$ 180,000,000	$ 151,239,000	$ 156,800,000			$ 658,160,000	$ 658,160,000	$ 110,396,000	$ 123,750,000	$ 215,613,000	$ 221,100,000	$ 247,001,000	$ 253,200,000	$ 31,953,000	$ 37,100,000	$ 288,474,000	$ 298,500,000					$ 162,720,000	$ 183,060,000	$ 78,001,000	$ 83,900,000	$ 74,808,000	$ 80,000,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,112,103,000	3,222,548,000
Current portion	146,462,000	125,076,000															4,628,000	3,771,000	9,226,000	6,069,000	2,545,000	6,123,000	10,369,000	10,369,000	11,250,000	11,250,000	3,251,000	2,406,000	6,770,000	6,279,000			11,447,000		15,503,000	17,727,000	7,026,000	6,076,000	7,537,000	6,966,000	5,415,000	5,438,000	13,489,000	11,401,000					20,340,000	20,340,000	12,618,000	6,180,000	5,048,000	4,681,000
Long-term portion	2,965,641,000	3,097,472,000															678,986,000	683,029,000	85,019,000	93,931,000	28,618,000	28,877,000	18,573,000	28,942,000	56,859,000	68,109,000	174,717,000	177,594,000	144,469,000	150,521,000			646,713,000	658,160,000	94,893,000	106,023,000	208,587,000	215,024,000	239,464,000	246,234,000	26,538,000	31,662,000	274,985,000	287,099,000					142,380,000	162,720,000	65,383,000	77,720,000	69,760,000	75,319,000
Comprehensive Financing Plan exit fee accrued	8,117,000	4,354,000
Fair value hedged debt	1,580,000	2,154,000
Hyundai Samho Vendor Financing
Balance at the end of the period															121,755,000	179,142,000
Current portion	57,388,000	57,388,000													57,388,000	57,388,000
Long-term portion	64,367,000	121,754,000													64,367,000	121,754,000
Payment due by period ended
2014	146,462,000		133,769,000	12,693,000										91,809,772	57,388,000
2015	177,384,000		155,318,000	22,066,000										113,358,679	46,530,000
2016	265,230,000		183,173,000	82,057,000										143,379,164	17,837,000
2017	294,343,000		180,430,000	113,913,000										148,839,796
2018	2,157,967,000		270,888,000	65,175,000	1,821,904,000									227,438,867
2019 and thereafter	61,020,000		61,020,000
Total long-term debt	3,102,406,000		984,598,000	295,904,000	1,821,904,000										121,755,000
Increase in interest rate margin (as a percent)																									0.50%
New debt financing subject to bank agreement																																																							425,000,000
Variable rate basis													LIBOR																																			LIBOR
Interest rate added to variable rate basis (as a percent)													1.85%																																			2.85%
Margin adjustment fee (as a percent)																																1.55%
Margin adjustment fee settled in cash																															17,600,000
Cumulative waiver fees as a percentage of existing financing commitments												0.20%
Cumulative waiver fees paid										2,600,000
Amendment fee as a percentage of outstanding commitments											0.50%
Amendment fee accrued under other long-term liabilities											12,500,000																																				4,380,000
Percentage of amendment fee paid and deferred						40.00%	20.00%
Remaining percentage of amendment fee, which is due for payment on December 31, 2014									40.00%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)								0.25%					0.75%																																			1.14%
Amendment fee paid																																													$ 3,160,000	$ 1,220,000